Share-Based Payment Plans (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares	Feb. 29, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 25,000,000
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		24,000,000
Cumulative change in compensation expense		1,000,000
Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | shares	0.7
Weighted average exercise price of share options granted in share-based payment arrangement	$ 9.17	$ 5.65	$ 7.45
PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Vesting period	3 years
Par value per share | $ / shares		$ 8.29
Compensation expense (reversal)	$ 15,000,000	$ 19,000,000	8,000,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (reversal)	$ 1,000,000	2,000,000	0
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares) | shares				16.5
Stock Options | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Compensation expense (reversal)	$ 2,000,000	$ 1,000,000	$ 1,000,000
Number of share options granted (in shares) | shares		1.4	0.7